Provisions for legal proceedings are set out as follows: (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	$ 2,018	$ 2,199	$ 3,113
Legal proceedings provision [member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	716	706
Provision for taxes other than income tax [member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	306	488
Civil Provision [Member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	820	713
Other environment related provision [member]
DisclosureProvisionsForLegalProceedingsLineItems [Line Items]
Total	$ 176	$ 292